MD&A - Risk management and control - Credit Risk (Narrative) (Detail)	12 Months Ended
Dec. 31, 2023
Mortgage loan portfolio region Americas
Disclosure of Credit Risk [Line Items]
Maximum LTV ratio within the standard approval process for any type of mortgage	80.00%
Minimum LTV ratio within the standard approval process for any type of mortgage	45.00%
Mortgage loan portfolio regions EMEA and Asia Pacific
Disclosure of Credit Risk [Line Items]
Maximum LTV ratio within the standard approval process for any type of mortgage	70.00%
Minimum LTV ratio within the standard approval process for any type of mortgage	30.00%